Geographic Information - Summary of Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 3,888	$ 3,393	$ 2,341
Italy
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,965	$ 1,772	$ 1,136
Italy | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Long-lived assets, Percentage	50.50%	52.20%	48.50%
India
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,115	$ 1,162	$ 1,042
India | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Long-lived assets, Percentage	28.70%	34.20%	44.50%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 787	$ 437	$ 126
United States | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Long-lived assets, Percentage	20.30%	12.90%	5.40%
Rest of the World
Segment Reporting Information [Line Items]
Long-lived assets	$ 21	$ 22	$ 37
Rest of the World | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Long-lived assets, Percentage	0.50%	0.70%	1.60%